Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: ____12/31/99_____

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.): [ ] is a restatement.
  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    __Bowman Financial Management Co., Inc.___
Address: __1013 N. Calvert Street__________________
         __Baltimore, MD. 21202____________________
         __________________________________________

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: ___Bernard Smith__________________________
Title: __System Administrator___________________
Phone: __410-685-0234___________________________

Signature, Place, and Date of Signing:
_Bernard Smith_______ _Baltimore, Maryland________ __01/28/00_
[Signature] 		  [City, State] 	     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number 		Name
28-____________ 			_____________________
[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ___None______
Form 13F Information Table Entry Total: ____231_______
Form 13F Information Table Value Total: $_133,463,296.30_
    (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 			Name
____ 		28-____________ 				________

Form 13F INFORMATION TABLE
Name              CLASS	 CUSIP	   Value AMT  Inv.Desc. Other Man. Author.
Beth Steel $5 Cvt.  CP  087509303    36,800.00      800  Y	 N   Sole
Cendant Corp PFD I  CP  151313301   269,100.00    7,200  Y       N   Sole
Conseco 7% Cvt. Pfd CP  208464602     7,012.50      300  Y       N   Sole
Equity Residential  CP  29476l107    51,225.00    1,200  Y	 N   Sole
MCN Engy GP Feline  CP  55267J308   591,093.75   14,550  Y       N   Sole
Medpartners Inc.    CP  58503X206   161,131.25   20,300  Y       N   Sole
Protective Life     CP  743674202 1,512,225.00   28,600  Y       N   Sole
General Motors Corp PS  37044280     25,750.00    1,000  Y       N   Sole
1st United Capital  PS  33741F200    20,250.00    2,000  Y       N   Sole
Infinity Broadcast  CS  45662s102 2,106,112.50   58,200  Y 	 N   Sole
Boeing		    CS  097023105    20,718.75      500  Y	 N   Sole
Campbell Soup Co.   CS  CPB           7,737.50      200  Y       N   Sole
Cendent Corp.       CS  151313103     7,889.07      297  Y       N   Sole
Dart Drug Stores    CS  237413109         0.00    1,000  Y       N   Sole
Delphi Auto Sys     CS  DPH           1,086.75	     69  Y	 N   Sole
Dollar General      CS  256669102 1,531,515.79   67,320  Y       N   Sole
Eastman Kodak       CS  277461109    93,545.00    1,412  Y       N   Sole
Fairhaven Int'l ADR CS  304851207     1,000.00    1,000  Y       N   Sole
Ford Motor          CS  345370100   257,499.38    4,830  Y       N   Sole
Gainsco Inc.        CS  363127101       537.50      100  Y       N   Sole
General Motors      CS  370442832     7,268.75      100  Y       N   Sole
Gillette Company    CS  375766102 1,450,541.38   35,218  Y       N   Sole
Home Depot          CS  43707610    556,875.00    8,100  Y       N   Sole
Lowes Companies Inc CS  548661107   250,950.00    4,200  Y       N   Sole
May Department      CS  577778103     4,837.50      150  Y       N   Sole
NCR		    CS  62886E108 1,136,287.88	 30,001  Y       N   Sole
Newell Rubbermaid   CS  651229106     8,700.00      300  Y       N   Sole
Proctor & Gamble    CS  74271810  2,399,528.32   21,901  Y       N   Sole
Raytheon Co.        CS  755111408       148.88        6  Y       N   Sole
Rite Aid Corp.      CS  767754104    21,137.50    1,900  Y       N   Sole
Service Masters Ltd CS  81760N109   902,420.07   73,293  Y       N   Sole
Sylvan Learning Ctr CS  871399101   262,600.00   20,200  Y 	 N   Sole
Syquest Technology  CS  SYQTQ            10.00    1,000  y       N   Sole
Toys R Us           CS  892335100     1,431.25      100  Y       N   Sole
Tribune Co. New     CS  896047107    68,828.13    1,250  Y       N   Sole
Wal-Mart Stores Inc CS  93114210  5,571,060.25   80,594  Y       N   Sole
Walgreen            CS  931422109   242,775.00    8,300  Y       N   Sole
Walt Disney         CS  254687106   314,437.50   10,750  Y       N   Sole
AVX Electrical      CS	002444107    54,931.25	  1,100  Y	 N   Sole
Anerican Tower Corp CS	029912201   950,493.75   31,100  Y	 N   Sole
ADP                 CS  053015103 1,548,367.50	 28,740  Y 	 N   Sole
Checkpoint Systems  CS	162825103    10,187.50	  1,000  Y       N   Sole
Computer Science    CS	205363104 4,012,100.00	 42,400  Y       N   Sole
Du Pont E I De	    CS	263534109   132,013.50	  2,004  Y       N   Sole
Eastman Chemical    CS	277432100    11,349.63	    238  Y	 N   Sole
Electronic Data Sys CS	285661104   827,079.75	 12,356  Y	 N   Sole
Emerson Electric    CS	29101110  2,444,347.13	 42,603  Y	 N   Sole
General Electric    CS	369604103 5,909,902.50	 38,190  Y	 N   Sole
Grainger WW	    CS  384802104   210,375.00	  4,400  Y	 N   Sole
Harsco Corp	    CS	415864107     3,968.75	    125  Y	 N   Sole
Honeywell Intl      CS  438516106   809,701.75   14,036  Y       N   Sole
Imation Corp        CS  45245A107    12,082.50      360  Y       N   Sole
Manpower	    CS	56418h100   906,047.63	 24,081  Y       N   Sole
3M	            CS  604059105   943,417.13    9,639  Y       N   Sole
Molex Inc.	    CS	608554101    56,687.50    1,000  Y	 N   Sole
Molex Inc. Class A  CS	608554200   846,187.48   18,701  Y	 N   Sole
Monsanto Co.        CS  MTC          10,631.25      300  Y       N   Sole
N S Group Inc.	    CS  628916108     6,862.50      900  Y	 N   Sole
Olsten Corp	    CS	681385100     9,050.00      800  Y	 N   Sole
Robert Half	    CS	770323103   165,662.50	  5,800  Y       N   Sole
Interpublic Group   CS  460690100 1,520,065.63	 26,350  Y	 N   Sole
Tyco Intl. LTD	    CS  902124106   852,462.00   21,858  Y	 N   Sole
United Parcel Srvc. CS  911312106   724,500.00   10,500  Y       N   Sole
United Technologies CS  913017109    13,000.00      200  Y       N   Sole
Xerox Corp.         CS  98412110    472,217.63   20,814  Y       N   Sole
Modis Services      CS  607830106 1,228,350.00   86,200  Y       N   Sole
Abbott Laboratories CS  00282410  2,336,600.44   64,347  Y       N   Sole
Aetna Inc.          CS  008117103   390,193.56    6,992  Y       N   Sole
American Home Prod. CS  026609107   180,550.00    4,600  Y       N   Sole
Amgen               CS  031162100 2,666,775.00   44,400  Y       N   Sole
Baxter Intl.        CS  071813109     6,281.25      100  Y       N   Sole
Bristol Myers       CS  110122108   951,515.50   14,824  Y       N   Sole
Cardinal Health     CS  14149Y10  1,999,978.13   41,775  Y       N   Sole
Caremark Rx. Inc.   CS  CK           15,187.50    3,000  Y       N   Sole
Chesapeake Bio. Lab CS  165146101     1,791.57      585  Y       N   Sole
Columbia/HCA Health CS  197677107    49,479.50    1,688  Y       N   Sole
Cytogen Corporation CS  CYTO	        518.75      200  Y       N   Sole
Glaxo Holdings PLC  CS  37733W105     6,202.13      111  Y       N   Sole
Intergrated Systems CS  45812M104    20,137.50      600  Y       N   Sole
Johnson & Johnson   CS  47816010  2,416,853.50   25,918  Y       N   Sole
Lifepoint Hospital  CS  LPNT            602.44       51  Y	 N   Sole
Lilly               CS  532457108   345,800.00    5,200  Y       N   Sole
Medtronics, Inc.    CS  85055106     94,737.50    2,600  Y       N   Sole
Merck & Co.         CS  589331107   608,315.63    9,054  Y       N   Sole
Pfizer              CS  717081103   567,850.88   17,506  Y       N   Sole
Schering Plough     CS  806605101    54,240.00    1,280  Y       N   Sole
Smithkline Beecham  CS  SBH          36,294.75      566  Y       N   Sole
Tenet Healthcare    CS  THC           5,405.00      230  Y       N   Sole
Triad Hospitals     CS  TRIH            771.38       51  Y	 N   Sole
Trigon Healthcare   CS  89618L100   141,600.00    4,800  Y       N   Sole
Warner-lambert      CS  934488107    82,183.32    1,003  Y       N   Sole
Apple Computer      CS  037833100   182,800.63    1,778  Y       N   Sole
Atmel Corp          CS  04951310    940,087.50   31,800  Y       N   Sole
Cisco Systems       CS  17275R102 3,104,911.00   28,984  Y       N   Sole
Compaq Computers    CS  20449310  1,252,993.75   46,300  Y       N   Sole
Computer Associates CS  204912109    10,490.63      150  Y       N   Sole
Covad Communication CS  222814204    16,655.50      300  Y       N   Sole
CSG Systems         CS  126349109     3,987.50      100  Y       N   Sole
EMC  Corp.          CS  268648102   174,800.00     1600  Y       N   Sole
Hewlett Packard     CS  428236103 3,183,293.75   27,985  Y       N   Sole
IBM                 CS  459200101 1,552,109.04   14,389  Y       N   Sole
Intel Corp.         CS  45814010  1,160,606.25   14,100  Y       N   Sole
Microsoft Corp      CS  59491810  2,659,565.00   22,780  Y       N   Sole
Oracle Systems      CS  68389X105 9,620,677.69   85,851  Y       N   Sole
Santa Cruz Oper.    CS  801833104    21,301.00      700  Y       N   Sole
Coca Cola Corp.     CS  191216100   180,866.25    3,105  Y       N   Sole
Hershey Foods       CS  427866108    42,693.75      900  Y       N   Sole
McCormick & Co      CS  579780206    26,775.00      900  Y       N   Sole
McDonald's Corp     CS  58013510    280,575.00    6,960  Y       N   Sole
Nestle SA Sponsored CS  641069406    13,667.25      150  Y       N   Sole
Pepsi Company       CS  713448108   226,305.00    6,420  Y       N   Sole
Sara Lee Corp       CS  803111103   679,966.25   30,820  Y       N   Sole
Sysco  Corp         CS  87182910  1,704,352.50   43,080  Y       N   Sole
AT&T                CS  001957109   928,293.57   18,269  Y       N   Sole
Bell Atlantic       CS  077853109   594,693.75    9,660  Y       N   Sole
Bellsouth Corp.     CS  079860102 1,182,296.50   25,256  Y       N   Sole
Cinergy Corp        CS  1742474108   10,771.88      450  Y       N   Sole
Comcast corp.       CS  200300200   424,725.00    8,400  Y       N   Sole
Connectiv           CS  206829103    49,260.63    2,930  Y       N   Sole
DPL Inc.            CS  23329310     36,771.75    2,124  Y       N   Sole
Firstenergy Corp    CS  337932107    14,293.13      630  Y       N   Sole
GTE Corp            CS  362320103 1,372,511.19   19,451  Y       N   Sole
Lucent Technologies CS  549463107 1,751,325.01   23,352  Y       N   Sole
McGraw Hill Inc.    CS  580643109    36,975.00      600  Y       N   Sole
Motorola Inc        CS  620076109 1,748,593.75   11,875  Y       N   Sole
New century Ener.   CS  643526103    14,428.13      475  Y       N   Sole
New York Times      CS  650111107    54,528.75    1,110  Y       N   Sole
OGE Energy Corp     CS  670837103    19,000.00    1,000  Y       N   Sole
Potomac Electric    CS  737679100    18,350.00      800  Y       N   Sole
Qwest Communcation  CS  QWST	     34,400.00      800  Y       N   Sole
SBC Communications  CS  78387G103 2,023,358.71   41,505  Y       N   Sole
Sprint Comm.        CS  852061100    13,462.50      200  Y       N   Sole
Texas Utilities     CS  882848104    14,225.00      400  Y       N   Sole
Vodafone Airtouch   CS  VOD       4,284,843.75   86,563  Y	 N   Sole
Ameren Corp         CS  023608102    39,300.00    1,200  Y       N   Sole
American Electric   CS  025537101    32,125.00    1,000  Y       N   Sole
CBS Corp            CS  960402105    15,345.00      240  Y       N   Sole
Constellation Gas   CS  210371100   120,794.57	  4,166  Y	 N   Sole
Dominion Resources  CS  257470104     7,810.75      199  Y	 N   Sole
Duke Power Company  CS  264399106    30,075.00      600  Y       N   Sole
New England Elect.  CS  643872104    10,350.00      200  Y       N   Sole
Public Service Ent. CS  744573106    22,941.44      659  Y       N   Sole
Southern Company    CS  842587107    40,796.00    1,736  Y       N   Sole
Unicom Corp         CS  904911104    53,599.99    1,600  Y       N   Sole
Allegheny Energy    CS  017361106    16,162.50      600  Y       N   Sole
Atlantic Richfield  CS  048825103    17,300.00      200  Y       N   Sole
BP Amoco PLCS       CS  055622104   182,682.50    3,080  Y       N   Sole
Chevron Corp        CS  166751107   103,776.75    1,198  Y       N   Sole
Coastal Corp.       CS  190441105   155,925.00    4,400  Y       N   Sole
Consolidated Gas    CS  209615103 1,720,843.75   26,500  Y       N   Sole
Exxon Corp          CS  30229010  3,107,379.62   38,572  Y       N   Sole
Halliburton Co      CS  406216101 2,208,920.00   54,880  Y       N   Sole
KN Energy Inc       CS  482620101    37,765.01    1,163  Y       N   Sole
MCN Energy          CS  55267J100   128,250.00    5,400  Y       N   Sole
Mobil Corp          CS  607059102   700,212.50    6,950  Y       N   Sole
Royal Dutch         CS  780257804   314,743.32    5,197  Y       N   Sole
Schlumberger Ltd    CS  806857108    70,156.25    1,250  Y       N   Sole
Texaco Inc          CS  881694103   740,279.38   13,630  Y       N   Sole
Unocal              CS  88169410    184,593.75    5,500  Y       N   Sole
Wash. Gas & Elec.   CS  938837101   184,250.00    6,700  Y       N   Sole
Williams Co., Inc.  CS  969457100    22,432.88      734  Y       N   Sole
AMR Corp.           CS  001765106    33,915.40      507  Y	 N   Sole
AQM Automotive Corp CS  001949106       440.00    2,000  Y       N   Sole
Burl.North.Santa Fe CS  12189T104   467,782.50   19,290  Y       N   Sole
CSX Corp            CS  126408103    20,707.50      660  Y       N   Sole
Sprint Corp Pcs     CS  852061100     5,125.00       50  Y       N   Sole
Aflac Inc.          CS  001055102 1,106,358.13   23,446  Y       N   Sole
Allied Capital Coml CS  019029107    14,650.00      800  Y       N   Sole
Allstate Insurance  CS  020002101    97,982.50    4,072  Y       N   Sole
American Intern.    CS  02687410  4,931,545.34   45,610  Y       N   Sole
Assoc.First Capital CS  046008108    57,563.88    2,098  Y       N   Sole
Banc One            CS  06423A103    57,280.00    1,790  Y       N   Sole
BankAmerica Corp    CS  06605F102 1,307,884.19   26,060  Y       N   Sole
Chase Manhattan     CS  CMB          46,612.50      600  Y       N   Sole
Citigroup           CS  17296701  2,363,014.28   42,434  Y       N   Sole
Duff and Phelps     CS  264324104    12,468.75    1,500  Y       N   Sole
Fannie Mae          CS  31358610  1,228,990.13   26,114  Y       N   Sole
Federal Home Loan   CS  313400301 2,013,047.44   32,241  Y       N   Sole
First data Corp     CS  319963104 1,819,680.57   36,901  Y       N   Sole
First Mariner Bank  CS  320795107     9,075.00    1,100  Y       N   Sole
First Security Corp CS  336294108    38,756.44    1,518  Y       N   Sole
First Union Corp    CS  337358105   582,894.94   17,697  Y       N   Sole
First Virginia Bank CS  337477103   561,150.00   13,050  Y       N   Sole
Firstar Corp        CS  33763V109   211,989.38   10,035  Y       N   Sole
H & R Block Inc     CS  09367110     85,356.25    1,951  Y       N   Sole
Hibernia Corp Class CS  428656102   501,500.00   47,200  Y       N   Sole
Lincoln National    CS  534187109   118,400.00    2,960  Y       N   Sole
MBNA Corp           CS  55262L100   748,012.50   27,450  Y       N   Sole
Mellon Bank Corp    CS  585509102     6,812.50      200  Y       N   Sole
Mercantile Bank     CS  587405101   100,187.94    3,137  Y       N   Sole
Northern Trust      CS  665859104   306,128.00    5,776  Y       N   Sole
PNC Bank Corp       CS  693475105    69,108.50    1,553  Y       N   Sole
Provident Bank      CS  743859100   424,384.46   24,514  Y       N   Sole
Regions Fin'l Corp  CS  758940100    16,833.75      670  Y       N   Sole
Suntrust Fin'l      CS  867914103   243,596.25    3,540  Y       N   Sole
T Rowe Price Assoc. CS  741477103    22,162.50      600  Y       N   Sole
US Bancorp          CS  902973106    28,360.69    1,191  Y       N   Sole
Wells Fargo & Co.   CS  949746101    60,656.25    1,500  Y       N   Sole
BRE Properties Inc. CS  05564E106    29,221.50    1,288  Y       N   Sole
Boston Properties   CS  099709107     6,225.00      200  Y       N   Sole
Boykin Lodging Trst CS  103430104     8,039.07      735  Y       N   Sole
Duke Realty Invest. CS  264411505   939,900.00   48,200  Y       N   Sole
Developers Realty   CS                2,575.00      200  Y       N   Sole
Equity Residential  CS  29476L107    11,312.19      265  Y       N   Sole
Federal Realty Inv. CS  313747206   479,718.75   25,500  Y       N   Sole
Health Properties   CS  421915109    18,000.00    2,000  Y       N   Sole
Highwood Properties CS  431284108     7,087.50      300  Y	 N   Sole
Mid-Atlantic Realty CS  595232109    10,062.50    1,000  Y       N   Sole
Senior Housing Prop.CS  SNH           2,475.00      200  Y       N   Sole
Simon Property      CS  828806109 1,107,881.25   48,300  Y       N   Sole
Wash. Real Estate   CS  939653101   336,750.00   22,450  Y       N   Sole
ABB AB              CS  002560103    10,359.00      750  Y       N   Sole
Great Lakes Chem.   CS  390568103    33,375.88      874  Y       N   Sole
Solutia Inc.        CS  SOI             926.25       60  Y       N   Sole
Unilever NV NY      CS  904784709    81,220.75    1,492  Y       N   Sole
Masco Corp          CS  574599106     5,998.50      236  Y       N   Sole
America Online      CS  AOL          91,050.00    1,200  Y       N   Sole
Boise Cascade       CS  097303109        40.50        1  Y       N   Sole
Lycos Inc.          CS  LCOS         31,825.00      400  Y       N   Sole
Berkshire Hathaway  CS  084670108    31,110.00       17  Y       N   Sole
Conseco Inc.        CS  208464107    18,275.63    1,026  Y       N   Sole
Jefferson Pilot     CS  475070108    23,000.25      337  Y       N   Sole
Marsh & McLennan    CS  571748102 1,142,604.44   11,941  Y       N   Sole
Protective Life     CS  743674103     6,362.50      200  Y       N   Sole
Capstead Mtg. Corp  CS  CMO           4,187.50    1,000  Y       N   Sole
Startec Global      CS  STGC         21,375.00    1,000  Y       N   Sole
US Bioscience Inc.  CS  UBS             756.00      200  Y       N   Sole
CSG Systems Int'l   CS  126349109     9,675.00      400  Y       N   Sole
CVS Corp. Deleware  CS  126650100     1,196.25       30  Y       N   Sole
Sylvan Learn. Sys.  CS  SLV             320.00    1,000  Y       N   Sole
Wanlass Corp.       FS  WNLS          1,000.00    1,000  Y       N   Sole


Total Value: $133,463,296.30